Inventories - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Write-Down [Line Items]
Inventory write-down	€ 669	€ 626	€ 607
Inventory impairment	129
APAC
Inventory Write-Down [Line Items]
Inventory impairment	€ 129